Submission	Nov. 26, 2025
Submission [Line Items]
Central Index Key	0001853138
Registrant Name	Kodiak AI, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A